Equity (Details) - USD ($)					12 Months Ended
	Dec. 07, 2021	Dec. 17, 2020	Dec. 01, 2020	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	May 28, 2020	Sep. 12, 2019
Equity (Details) [Line Items]
Authorized ordinary shares					900,000,000	900,000,000
Authorized preferred shares					100,000,000	100,000,000
Preferred stock par value (in Dollars per share)					$ 0.00005	$ 0.00005
Share split, description				the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. As a result of the 2 for 1 forward share split, the Company’s total authorized shares are 1,000,000,000 shares comprising of (i) 900,000,000 ordinary shares with a par value of $0.00005 each and (ii) 100,000,000 preferred shares with a par value of $0.00005 each, and the Company’s issued and outstanding ordinary shares increased from 12,400,000 shares to 24,800,000 shares. In addition, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration.
Initial public offering price per share (in Dollars per share)			$ 4
Ordinary share purchase (in Dollars)						$ 4,000,000
Ordinary shares par value (in Dollars per share)					$ 0.00005	$ 0.00005
Subscription receivable amounted (in Dollars)					$ 1,000,000
Contractual life of warrants					11 months 4 days
Restricted net assets (in Dollars)					$ 36,655,000
Ordinary share [Member]
Equity (Details) [Line Items]
Authorized ordinary shares								50,000,000
Authorized preferred shares								50,000,000
Preferred stock par value (in Dollars per share)								$ 0.0001
Surrender additional ordinary shares							6,510,000
Percentage of outstanding ordinary shares							30.00%
Warrant [Member]
Equity (Details) [Line Items]
Share issued	600,000
Net proceed (in Dollars)					$ 2,000,000
IPO [Member]
Equity (Details) [Line Items]
Initial public offering ordinary shares			5,065,000
Initial public option share			59,400
Initial Public Offering Price Per value share			0.00005
Underwriting expenses (in Dollars)			$ 17,300,000
Proceeds put into escrow account (in Dollars)			$ 409,952
Warrant exercise price (in Dollars per share)						$ 5
Ordinary share purchase (in Dollars)		$ 409,952
Warrants issuance of ordinary shares						130,312
Private Placement [Member]
Equity (Details) [Line Items]
Aggregate offering price	600,000
Exercise price (in Dollars per share)	$ 6
Investor [Member]
Equity (Details) [Line Items]
Ordinary share purchase (in Dollars)	$ 600,000
Ordinary shares par value (in Dollars per share)	$ 0.00005
Price per share (in Dollars per share)	$ 5
Aggregate offering price	3,000,000